Investment in Equity Investees (Tables)	6 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in equity investees
	December 31, 2021	June 30, 2021
	(unaudited)
Equity method:
Urban Tea Management Inc. (“Meno”)	$310,000	$310,000
Guokui Management Inc. (“Guokui”)	320,000	320,000
Chuangyeying Brand Management Co., Ltd. (“CYY”)	401,253	394,822
Store Master Food Trading Co., Ltd. (“Store Master”)	726,114	714,478
Less: Share of results of equity investees	(379,568)	(182,287)
	$1,377,799	$1,557,013

Cost method investment	1,246,243	-
	$2,624,042	$1,557,013